Other Long-term Assets - Additional information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Housing loans made to employees
Term of staff housing loan (in years)	5 years
Staff housing loans outstanding repayable within 12 months	¥ 22.7	¥ 29.2
Prepayments and other current assets
Housing loans made to employees
Staff housing loans outstanding repayable within 12 months	¥ 22.7	¥ 29.2
Equal to or more than
Housing loans made to employees
Interest rate on staff housing loan (as a percent)	2.10%	1.50%
Less than
Housing loans made to employees
Interest rate on staff housing loan (as a percent)	4.75%	4.75%